Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 11, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320)

on behalf of Tax-Advantaged Bond Strategies Long Term Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 13, 2014 to the Statutory Prospectus dated June 1, 2013 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated February 13, 2014 in XBRL for the Fund.

Please contact me at (617) 672-8535, or fax number (617) 672-1535 if you have any questions or comments.

Very truly yours,

/s/ Linda Nishi

Linda Nishi

Assistant Vice President